Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities Related to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Tax prepayment	$ 80,013
Deferred consideration from sale of other mineral property rights	5,000
Rights offering (Note 14 (d))	962,314
Repayment of credit facility (Note 10 (b))	$ (53,826)